Deferred taxes and incomes tax expenses (benefits) - Income tax expense (benefits) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Current tax expenses
Current tax expense (income)	¥ 976	¥ 487	¥ 15
Deferred tax expenses (benefits)
Origination and reversal of temporary differences	14	(82)	188
Origination and reversal of tax losses carried forward	26	468	(459)
Increase in tax rate	(25)	0	0
Recognition of previously unrecognized deductible temporary differences	0	0	(31)
Sub-total	15	386	(303)
Income tax (benefit) expense	¥ 991	¥ 873	¥ (287)